Income tax (credit)/expense (Tables)	12 Months Ended
Dec. 31, 2023
Major components of tax expense (income) [abstract]
Summary of income tax credit	Taxation in the consolidated statements of profit or loss represents:

	2023	2022	2021
		(Restated)	(Restated)
Continuing operations
Current tax - Hong Kong Profits Tax
Changes in estimates related to prior years	$(23,323)	$—	$—
Current tax - Overseas
Current year	69,760	34,817	38,475
Deferred tax
Origination and reversal of temporary differences	(315,796)	(279,633)	2,530,047
Tax (credit)/expense	$(269,359)	$(244,816)	$2,568,522

Schedule of reconciliation between tax credit credited to profit or loss and accounting loss	Reconciliation of effective tax rate:

	2023	2022	2021
		(Restated)	(Restated)
Continuing operations
Loss before taxation	$(56,669,031)	$(225,820,154)	$(216,553,522)
Notional tax on loss before taxation, calculated at the applicable rate	$(8,935,753)	$(24,306,622)	$(13,864,746)
Tax effect of non-deductible expenses	3,917,601	24,387,021	17,502,323
Tax effect of non-taxable income	(1,136,909)	(163,797)	(846,573)
Tax effect on utilization of previously unrecognized tax losses	(70,806)	—	(579,657)
Tax effect of tax losses not recognized	6,186,067	101,854	—
Tax effect of previously unrecognized temporary differences recognized in current year	(272,720)	(263,272)	360,922
Others	43,161	—	(3,747)
	$(269,359)	$(244,816)	$2,568,522

Schedule of deferred tax assets and liabilities recognized
The components of deferred tax (assets)/liabilities recognized in the consolidated statement of financial position and the movements during the years ended December 31, 2021, 2022 and 2023 are as follows:

	Depreciation allowances in excess of the related depreciation	Tax losses recognized	Intangible assets arising from business combination	Total
Deferred tax arising from:
At January 1, 2021	$364,745	$(3,347,753)	$1,031,854	$(1,951,154)
Charged to profit or loss	906,775	1,528,881	94,391	2,530,047
Exchange differences	(3,839)	9,710	(4,968)	903
At December 31, 2021 and January 1, 2022	1,267,681	(1,809,162)	1,121,277	579,796
(Credited)/charged to profit or loss	(957,459)	1,799,103	(1,121,277)	(279,633)
Additions from acquisition (note 34(C))	63,666	(235,879)	2,850,000	2,677,787
Exchange differences	(38,448)	2,489	—	(35,959)
At December 31, 2022 and January 1, 2023	335,440	(243,449)	2,850,000	2,941,991
Credited to profit or loss	(41,796)	—	(274,000)	(315,796)
Exchange differences	10,012	(49,064)	—	(39,052)
At December 31, 2023	$303,656	$(292,513)	$2,576,000	$2,587,143

Summary of deferred tax liability asset explanatory

	2023	2022
Represented by:
Deferred tax assets	$(27,680)	$(243,449)
Deferred tax liabilities	2,614,823	3,185,440
	$2,587,143	$2,941,991

Summary of expiry date of cumulative tax losses explanatory
The expiry dates of the cumulative tax losses are as follows:

	2023	2022
Within 1 year	$32,048,645	$893,511
Over 1 year but within 5 years	14,113,958	14,362,136
Over 5 years but within 10 years	28,452,567	25,085,050
Do not expire under the relevant tax legislation	23,178,432	22,245,856
	$97,793,602	$62,586,553